Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 4,898
Depreciation, right-of-use assets	(1,151)	$ (1,064)
Right-of-use asset, ending balance	3,129	4,898
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,965	5,423
Additions to right-of-use assets		544
Modification of lease terms, right-of-use assets	(583)
Exchange differences, right-of-use-assets	20	22
Disposals to right-of-use assets		(24)
Right-of-use asset, ending balance	5,402	5,965
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,067)	0
Exchange differences, right-of-use-assets	(55)	(16)
Depreciation, right-of-use assets	(1,151)	(1,064)
Disposals to right-of-use assets		13
Right-of-use asset, ending balance	(2,273)	(1,067)
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	4,820
Right-of-use asset, ending balance	3,071	4,820
Properties (offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,887	5,399
Additions to right-of-use assets		466
Modification of lease terms, right-of-use assets	(583)
Exchange differences, right-of-use-assets	20	22
Disposals to right-of-use assets		0
Right-of-use asset, ending balance	5,324	5,887
Properties (offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,067)	0
Exchange differences, right-of-use-assets	(55)	(16)
Depreciation, right-of-use assets	(1,131)	(1,051)
Disposals to right-of-use assets		0
Right-of-use asset, ending balance	(2,253)	(1,067)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	78
Right-of-use asset, ending balance	58	78
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	78	24
Additions to right-of-use assets		78
Modification of lease terms, right-of-use assets	0
Exchange differences, right-of-use-assets	0	0
Disposals to right-of-use assets		(24)
Right-of-use asset, ending balance	78	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	0	0
Exchange differences, right-of-use-assets	0	0
Depreciation, right-of-use assets	(20)	(13)
Disposals to right-of-use assets		13
Right-of-use asset, ending balance	$ (20)	$ 0